UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                 FORM N-23C-1


                      STATEMENT BY REGISTERED CLOSED-END
            INVESTMENT COMPANY WITH RESPECT TO PURCHASES OF ITS OWN
      SECURITIES PURSUANT TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

              REPORT FOR CALENDAR  MONTH ENDING:  August 31, 1997

                           For:  Z-Seven Fund, Inc.


                                                   Approximate Asset
  Date of                    Number of  Price     Value or Approximate    Name of  Seller
   Each      Identification   Shares     Per    Asset Coverage Per Share       or of
Transaction  of Security     Purchased  Share     at Time of Purchase     Seller's Broker
-----------  --------------  ---------  ------  ------------------------  ---------------

    8/13/97  Z-Seven             8,100  18.625                     18.65  Herzog
    8/28/97  Z-Seven             7,000  18.500                     18.53  Herzog



REMARKS:    None

Name  of  Registrant:    Z-Seven  Fund,  Inc.

By:    Laurie  S.  Doane,  Controller

Statement  Date:    August  29,  1997